THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 14, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT WAS DENIED ON SEPTEMBER 15, 2003.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003
                                               --------------

Check here if Amendment [ X ]; Amendment Number:    3
                                                -----------
 This Amendment (Check only one.):        [   ] is a restatement.
                                          [ X ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:       Berkshire Hathaway Inc.
            -------------------------
Address:    1440 Kiewit Plaza
            -------------------------
            Omaha, NE 68131
            -------------------------

Form 13F File Number:   28- 4545
                            ------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Marc D. Hamburg
            -----------------
Title:      Vice President
            -----------------
Phone:      402-346-1400
            -----------------
Signature, Place, and Date of Signing:

(s) Marc D. Hamburg           Omaha, NE                    September 23, 2003
--------------------    ----------------------        --------------------------
[Signature]             [City, State]                 [Date]


Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number     Name

    28- 5194             General Re - New England Asset Management, Inc.
    --------             -----------------------------------------------

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        6
                                                   ---------------

Form 13F Information Table Entry Total:                   3
                                                   ---------------

Form 13F Information Table Value Total:         $      690,029
                                                   ---------------
                                                      (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   NO.     FORM 13F FILE NUMBER     NAME

    1.     28-554                   Buffett, Warren E.
    2.     28-852                   GEICO Corp.
    3.     28-101                   Government Employees Ins. Corp.
    4.     28-718                   National Indemnity Co.
    5.     28-717                   OBH Inc.
    6.     28-2740                  Plaza Investment Managers

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                 March 31, 2003

                                                                                      Column 6
                                                                                Investment Discretion
                                                     Column 4      Column 5   --------------------------
                        Column 2    Column 3          Market      Shares or                          (c)           Column 7
Column 1                Title of     CUSIP             Value      Principal   (a)    (b) Shared -   Shared-         Other
Name of Issuer           Class       Number       (In Thousands)    Amount    Sole    Defined       Other          Managers
--------------           -----       ------       --------------    ------    ----    -------       -----          --------
Duke Energy Corp.         Com     264399 10 6         69,994       4,813,900             X                     1, 2, 3, 4, 5, 6
First Data Corporation    Com     319963 10 4        316,043       8,539,400             X                     1, 2, 3, 4, 5, 6
Iron Mountain Inc.        Com     462846 10 6        303,992       7,947,500             X                     1, 2, 3, 4, 5, 6
                                                    --------
                                                    $690,029
                                                    ========









                                   Column 8
                                Voting Authority
                        -------------------------------

Column 1                  (a)          (b)         (c)
Name of Issuer            Sole        Shared       None
--------------            ----        ------       ----
Duke Energy Corp.       4,813,900
First Data Corporation  8,539,400
Iron Mountain Inc.      7,947,500